1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

June 5, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	QS Variable Conservative Growth, QS Variable Growth and QS Variable Moderate Growth,
each a series of Legg Mason Partners Variable Equity Trust
Securities Act File No. 333-91278
Investment Company Act File No. 811-21128

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated May 31, 2019, to the Prospectus dated April 29, 2019, for QS Variable Conservative Growth, QS Variable Growth and QS Variable Moderate Growth filed under Rule 497(e) with the Securities and Exchange Commission on May 31, 2019.

Any questions or comments on this filing should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood

Neesa P. Sood

Enclosures

cc:	Angela N. Velez, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    PARIS    LONDON    MILAN    ROME    FRANKFURT     BRUSSELS